Securities-Amortized Cost, Gross Unrealized Gains and Losses and Fair Value of Securities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Gain (Loss) on Investments [Line Items]
Amortized cost	$ 117,868		$ 99,121		$ 98,332
Gross unrealized Gains	2,122		1,468		3,039
Gross unrealized Losses	533		1,837		363
Fair value	119,457		98,752		101,008
AOCI, transfers from AFS to HTM Securities, gross unrealized gains	60		74
AOCI, transfers from AFS to HTM Securities, gross unrealized losses	282		343
Available-for-sale
Gain (Loss) on Investments [Line Items]
Amortized cost	96,935	[1]	79,378	[2]	90,127
Gross unrealized Gains	1,854	[1]	1,406	[2]	2,793
Gross unrealized Losses	459	[1],[3]	1,475	[2],[4]	301
Fair value	98,330	[1]	79,309	[2]	92,619
Available-for-sale | Government Sponsored and Guaranteed Entities, and Sovereign Debt Securities
Gain (Loss) on Investments [Line Items]
Fair value	17,300		11,400		9,400
Available-for-sale | U.S. Treasury
Gain (Loss) on Investments [Line Items]
Amortized cost	19,592		13,363		17,539
Gross unrealized Gains	420		94		467
Gross unrealized Losses	15		605		3
Fair value	19,997		12,852		18,003
Available-for-sale | U.S. Government agencies
Gain (Loss) on Investments [Line Items]
Amortized cost	342		937		1,044
Gross unrealized Gains	3		16		30
Gross unrealized Losses	2		5		0
Fair value	343		948		1,074
Available-for-sale | State and political subdivisions
Gain (Loss) on Investments [Line Items]
Amortized cost	5,176		6,706		6,039
Gross unrealized Gains	95		60		112
Gross unrealized Losses	24		92		29
Fair value	5,247		6,674		6,122
Available-for-sale | Agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	32,568		25,564		33,355
Gross unrealized Gains	357		307		846
Gross unrealized Losses	325		550		8
Fair value	32,600		25,321		34,193
Available-for-sale | Non-agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	942		1,148		1,491
Gross unrealized Gains	37		44		55
Gross unrealized Losses	26		50		87
Fair value	953		1,142		1,459
Available-for-sale | Other RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	1,551		2,299		2,850
Gross unrealized Gains	25		43		53
Gross unrealized Losses	25		57		109
Fair value	1,551		2,285		2,794
Available-for-sale | Commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	1,927		2,324		3,031
Gross unrealized Gains	39		60		153
Gross unrealized Losses	7		27		45
Fair value	1,959		2,357		3,139
Available-for-sale | Agency commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	3,105		1,822
Gross unrealized Gains	36		1
Gross unrealized Losses	9		34
Fair value	3,132		1,789
Available-for-sale | Asset-backed CLOs
Gain (Loss) on Investments [Line Items]
Amortized cost	2,128		1,551		1,285
Gross unrealized Gains	9		11		7
Gross unrealized Losses	7		0		10
Fair value	2,130		1,562		1,282
Available-for-sale | Other asset-backed securities
Gain (Loss) on Investments [Line Items]
Amortized cost	3,241		2,894		2,123
Gross unrealized Gains	5		6		11
Gross unrealized Losses	6		9		3
Fair value	3,240		2,891		2,131
Available-for-sale | Foreign covered bonds
Gain (Loss) on Investments [Line Items]
Amortized cost	2,788		2,798		3,596
Gross unrealized Gains	80		73		122
Gross unrealized Losses	0		0		0
Fair value	2,868		2,871		3,718
Available-for-sale | Corporate bonds
Gain (Loss) on Investments [Line Items]
Amortized cost	1,747		1,808		1,525
Gross unrealized Gains	45		32		63
Gross unrealized Losses	7		25		3
Fair value	1,785		1,815		1,585
Available-for-sale | Other debt securities
Gain (Loss) on Investments [Line Items]
Amortized cost	19,224	[5]	13,077	[6]	11,516	[7]
Gross unrealized Gains	231	[5]	91	[6]	276	[7]
Gross unrealized Losses	2	[5]	18	[6]	0	[7]
Fair value	19,453	[5]	13,150	[6]	11,792	[7]
Available-for-sale | Equity securities
Gain (Loss) on Investments [Line Items]
Amortized cost	94		18		23
Gross unrealized Gains	1		1		4
Gross unrealized Losses	0		0		0
Fair value	95		19		27
Available-for-sale | Money market funds
Gain (Loss) on Investments [Line Items]
Amortized cost	763		938		2,190
Gross unrealized Gains	0		0		0
Gross unrealized Losses	0		0		0
Fair value	763		938		2,190
Available-for-sale | Non-agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	1,747	[8]	2,131	[8]	2,520	[9]
Gross unrealized Gains	471	[8]	567	[8]	594	[9]
Gross unrealized Losses	4	[8]	3	[8]	4	[9]
Fair value	2,214	[8]	2,695	[8]	3,110	[9]
Held-to-maturity
Gain (Loss) on Investments [Line Items]
Amortized cost	20,933		19,743		8,205
Gross unrealized Gains	268		62		246
Gross unrealized Losses	74		362		62
Fair value	21,127		19,443		8,389
Held-to-maturity | U.S. Treasury
Gain (Loss) on Investments [Line Items]
Amortized cost	5,047		3,324		1,011
Gross unrealized Gains	32		28		59
Gross unrealized Losses	16		84		0
Fair value	5,063		3,268		1,070
Held-to-maturity | U.S. Government agencies
Gain (Loss) on Investments [Line Items]
Amortized cost	344		419
Gross unrealized Gains	0		0
Gross unrealized Losses	3		13
Fair value	341		406
Held-to-maturity | State and political subdivisions
Gain (Loss) on Investments [Line Items]
Amortized cost	24		44		67
Gross unrealized Gains	1		0		2
Gross unrealized Losses	1		0		0
Fair value	24		44		69
Held-to-maturity | Agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	14,006		14,568		5,879
Gross unrealized Gains	200		20		139
Gross unrealized Losses	44		236		1
Fair value	14,162		14,352		6,017
Held-to-maturity | Non-agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	153		186		236
Gross unrealized Gains	9		10		10
Gross unrealized Losses	2		3		8
Fair value	160		193		238
Held-to-maturity | Other RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	315		466		983
Gross unrealized Gains	2		3		36
Gross unrealized Losses	8		20		52
Fair value	309		449		967
Held-to-maturity | Commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	13		16		26
Gross unrealized Gains	0		1		0
Gross unrealized Losses	0		0		1
Fair value	13		17		25
Held-to-maturity | Other securities
Gain (Loss) on Investments [Line Items]
Amortized cost	1,031		720		3
Gross unrealized Gains	24		0		0
Gross unrealized Losses	0		6		0
Fair value	$ 1,055		$ 714		$ 3

[1]	Includes gross unrealized gains of $60 million and gross unrealized losses of $282 million recorded in accumulated other comprehensive income primarily related to agency RMBS that were transferred from available-for-sale to held-to-maturity in 2013. The unrealized gains and losses will be amortized into net interest revenue over the estimated lives of the securities.
[2]	Includes gross unrealized gains of $74 million and gross unrealized losses of $343 million recorded in accumulated other comprehensive income primarily related to agency RMBS that were transferred from available-for-sale to held-to-maturity in 2013. The unrealized gains and losses will be amortized into net interest revenue over the estimated lives of the securities.
[3]	Includes gross unrealized losses for 12 months or more of $282 million recorded in accumulated other comprehensive income primarily related to agency RMBS that were transferred from available-for-sale to held-to-maturity in 2013. The unrealized gains and losses will be amortized into net interest revenue over the estimated lives of the securities.
[4]	Includes gross unrealized losses for 12 months or more of $343 million recorded in accumulated other comprehensive income primarily related to agency RMBS that were transferred from available-for-sale to held-to-maturity in 2013. The unrealized gains and losses will be amortized into net interest revenue over the estimated lives of the securities.
[5]	Includes $17.3 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
[6]	Includes $11.4 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
[7]	(a)Includes $9.4 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
[8]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.
[9]	(b)Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.